Cover	Feb. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2025
Entity File Number	000-55802
Entity Registrant Name	VISION ENERGY CORPORATION
Entity Central Index Key	0001676580
Entity Tax Identification Number	47-4823945
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	19200 Von Karman Ave
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	622-5477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false